Exhibit 99.5 Schedule 5

Rating Agency ATR QM Data Fields

Loans in Report:	11

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Borrower 1 Citizenship	Borrower 2 Citizenship	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
173103	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.2499	Unemployed	Unemployed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	0
173104	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.1251	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
176550	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
174330	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.8751	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
174331	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.625	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
167276	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.8751	Unemployed	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	0
167270	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.7501	Unemployed	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	0
167291	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.7501	Unemployed	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	0
174727	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	12244	XXXXXX	7.5857	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
174717	QM: Rebuttable Presumption (APOR)	No	XXXXXX	XXXXXX	No	Yes	12100.25	XXXXXX	8.0818	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
174728	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	11424	XXXXXX	7.6758	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0

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